Shareholders' Equity (Details 1) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Warrants Outstanding
Beginning balance	5,327,274
Granted	13,976,252	5,327,274
Forfeited
Exercised	(5,327,274)
Ending balance	13,976,252	5,327,274
Weighted Average Exercise Price
Beginning balance	$ 0.29
Granted	0.69	0.55
Forfeited
Exercised	0.11
Ending balance	$ 0.69	$ 0.29
Average Remaining Contractual Life
Granted	5 years 6 months	5 years 6 months
Ending balance	5 years 2 months 5 days	5 years 3 months 22 days